Exhibit 99.4
SERIES 2007-1 SCHEDULE TO MONTHLY NOTEHOLDERS’ STATEMENT
NATIONAL CITY CREDIT CARD MASTER NOTE TRUST
SERIES 2007-1
     Reference is made to the Series 2005-CC Supplement dated as of August 23, 2005 (the “Series 2005-CC Supplement”), between PNC Bank, National Association (Successor to National City Bank), as Seller and Servicer, and BNY Mellon Trust of Delaware, (formerly known as BNYM (Delaware) and The Bank of New York (Delaware)), as Trustee, the Indenture dated as of August 23, 2005, as amended by the First Amendment thereto dated as of March 20, 2007 (the “Indenture”), as supplemented by the Amended and Restated Series 2007-1 Indenture Supplement, dated as of July 1, 2009 (the “Indenture Supplement”), each between NATIONAL CITY CREDIT CARD MASTER NOTE TRUST, as issuer (the “Issuer”) and The Bank of New York Mellon (formerly known as The Bank of New York), as indenture trustee (the “Indenture Trustee”). Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Series 2005- CC Supplement, the Master Indenture and the Indenture Supplement, as applicable.
Information Regarding the Current Monthly Distribution

1 The amount of the current monthly principal payment in respect of the Class A Notes	$0.00

2 The amount of the current monthly principal payment in respect of the Class B Notes	$0.00

3 The amount of the current monthly principal payment in respect of the Class C Notes	$0.00

4 The amount of the current monthly principal payment in respect of the Class D Notes	$0.00

5 The amount of the current monthly distribution in respect of Class A Monthly Interest	$90,665.50

6 The amount of the current monthly distribution in respect of Class A Additional Interest	$0.00

7 The amount of the current monthly distribution in respect of Class B Monthly Interest	$7,754.15

8 The amount of the current monthly distribution in respect of Class B Additional Interest	$0.00

9 The amount of the current monthly distribution in respect of Class C Monthly Interest	$12,682.20

10 The amount of the current monthly distribution in respect of Class C Additional Interest	$0.00

11 The amount of the current monthly distribution in respect of Class D Monthly Interest	$0.00

12 The amount of the current monthly distribution in respect of Class D Additional Interest	$0.00

13 Series 2007-1 Investor Default Amount
(a) The Series 2007-1 Investor Default Amount for the related Monthly Period	$2,946,385.28

(b) The Series 2007-1 Investor Default Amount allocated to the Class A Notes for the related Monthly Period	$2,468,514.14

(c) The Series 2007-1 Investor Default Amount allocated to the Class B Notes for the related Monthly Period	$169,269.54

(d) The Series 2007-1 Investor Default Amount allocated to the Class C Notes for the related Monthly Period	$183,375.34

(e) The Series 2007-1 Investor Default Amount allocated to the Class D Notes for the related Monthly Period	$125,226.27

14 Investors Charge-Offs
(a) The aggregate amount of Investor Charge-Offs allocated to the Class A Notes for the related Monthly Period	$0.00

(b) The aggregate amount of Investor Charge-Offs allocated to the Class B Notes for the related Monthly Period	$0.00

(c) The aggregate amount of Investor Charge-Offs allocated to the Class C Notes for the related Monthly Period	$0.00

(d) The aggregate amount of Investor Charge-Offs allocated to the Class D Notes for the related Monthly Period	$0.00

(e) the aggregate amount of the Nominal Liquidation Amount Deficit of the Class A Notes reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(f) the aggregate amount of the Nominal Liquidation Amount Deficit of the Class B Notes reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(g) the aggregate amount of the Nominal Liquidation Amount Deficit of the Class C Notes reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(h) the aggregate amount of the Nominal Liquidation Amount Deficit of the Class D Notes reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

15 Investor Servicing Fee
(a) The amount of the Master Trust Investor Servicing Fee payable by the Trust on behalf of the Series 2007-1 Noteholders to the Servicer for the related Monthly Period	$369,887.50

(b) The amount of Servicer Interchange payable by the Trust to the Servicer for the related Monthly Period	$369,887.50

16 Reallocations
(a) The amount of Reallocated Class D Principal Collections with respect to this Distribution Date	$0.00

(b) The amount of Reallocated Class C Principal Collections with respect to this Distribution Date	$0.00

(c) The amount of Reallocated Class B Principal Collections with respect to this Distribution Date	$0.00

(d) The Class D Nominal Liquidation Amount as of the close of business on this Distribution Date	$18,865,000.00

(e) The Class C Nominal Liquidation Amount as of the close of business on this Distribution Date	$27,625,000.00

(f) The Class B Nominal Liquidation Amount as of the close of business on this Distribution Date	$25,500,000.00

17 Reserve Account
(a) The Reserve Draw Amount on the related Transfer Date	$0.00

(b) The amount of the Reserve Draw Account deposited in the Collection Account on the related Transfer Date to be treated as Series 2007-1 Finance Charge Amounts for the Class A Notes	$0.00

(c) The amount of the Reserve Draw Account deposited in the Collection Account on the related Transfer Date to be treated as Series 2007-1 Finance Charge Amounts for the Class B Notes	$0.00

(d) The amount of the Reserve Draw Account deposited in the Collection Account on the related Transfer Date to be treated as Series 2007-1 Finance Charge Amounts for the Class C Notes	$0.00

(e) The amount of the Reserve Draw Account deposited in the Collection Account on the related Transfer Date to be treated as Series 2007-1 Finance Charge Amounts for the Class D Notes	$0.00

(f) The amount of deposit in the Reserve Account that exceeds the amount required to be on deposit in the Reserve Account and is then paid to the Issuer	$0.00

18 Spread Account
(a) The Spread Account Deficiency on the related Transfer Date	$0.00

(b) The amount withdrawn from the Spread Account and deposited in the Collection Account on the related Transfer Date to be treated as Series 2007-1 Finance Charge Amounts for the Class C Notes	$0.00

(c) The amount withdrawn from the Spread Account and deposited in the Principal Funding Account on the related Transfer Date to be treated as Series 2007-1 Finance Charge Amounts for the Class C Notes	$0.00

19 Series 2007-1 Finance Charge Amounts
(a) The amount of Series 2007-1 Finance Charge Amounts on deposit in the Collection Account allocated to the Class A Notes on the related Transfer Date	$90,665.50

(b) The amount of Series 2007-1 Finance Charge Amounts on deposit in the Collection Account allocated to the Class B Notes on the related Transfer Date	$7,754.15

(c) The amount of Series 2007-1 Finance Charge Amounts on deposit in the Collection Account allocated to the Class C Notes on the related Transfer Date	$12,682.20

(d) The amount of Series 2007-1 Finance Charge Amounts on deposit in the Collection Account allocated to the Class D Notes on the related Transfer Date	$0.00

(e) The amount of Shared Excess Finance Charge Amounts for other Series of Notes in Group A	$0.00

20 Series 2007-1 Available Principal Amounts after Reallocations
(a) The amount of Series 2007-1 Available Principal Amounts on deposit in the Principal Funding Account allocated to the Class A Notes on the related Transfer Date	$0.00

(b) The amount of Series 2007-1 Available Principal Amounts on deposit in the Principal Funding Account allocated to the Class B Notes on the related Transfer Date	$0.00

(c) The amount of Series 2007-1 Available Principal Amounts on deposit in the Principal Funding Account allocated to the Class C Notes on the related Transfer Date	$0.00

(d) The amount of Series 2007-1 Available Principal Amounts on deposit in the Principal Funding Account allocated to the Class D Notes on the related Transfer Date	$0.00

(e) The amount of Shared Excess Principal Amounts for other Series of Notes in Group A	$0.00

21 Base Rate
(a) The Base Rate for the related Monthly Period	1.29%

22 Portfolio Yield
(a) The Portfolio Yield for the related Monthly Period	10.28%

(b) The Portfolio Adjusted Yield for the related Monthly Period	9.42%

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Noteholders’ Statement 13th day of January, 2010.

PNC Bank, National Association (Success to
National City Bank) as Administrator on behalf of
the National City Credit Card Master Note Trust and
as Servicer of the National City Credit Card Master Trust

By:	/s/ Andrew D. Widner
Name:	Andrew D. Widner
Title:	Vice President
PNC Bank, National Association